Summary of Significant Accounting Policies	12 Months Ended
Aug. 26, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies
Use of Estimates
The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements. Estimates also affect the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.
Cash and Cash Equivalents
Cash and cash equivalents consist of cash on hand, deposits available on demand, and other short-term, highly liquid investments with original maturities of three months or less. Because of the short maturity of these investments, the carrying amounts approximate their fair value.
Concentration of Credit Risk

We maintain cash balances in six financial institutions. The Company holds material cash balances in the U.S. which are insured by the Federal Deposit Insurance Corporation up to $0.3 million per institution. From time to time, the Company’s balances may exceed these limits. As of August 26, 2017 and August 27, 2016, uninsured cash balances were approximately $56.1 million and $78.2 million, respectively. As a result of the acquisition of Wellness Foods, discussed in Note 3. Business Combinations, the Company has banking relationships in Canada subject to the Canadian Deposit Insurance Corporation which insures up to CAD $0.1 million per institution. As of August 26, 2017, the Company had uninsured CAD $3.1 million related to Wellness Foods banking relationships. The Company believes it is not exposed to any significant credit risk on cash.
Accounts Receivable and Trade Promotions

The Company estimates the allowance for doubtful accounts based upon a review of outstanding receivables, historical collection information and fiscal strength of customer. Normally, accounts receivable are due within 30 days after the date of the invoice. Receivables more than 90 days old are considered past due. Accounts receivable are written off when they are determined to be uncollectible. The Company’s policy for estimating allowances for doubtful accounts with respect to receivables is to record an allowance based on a historical evaluation of write-offs, aging of balances, and other quantitative and qualitative analysis. At August 26, 2017, and August 27, 2016, the allowance for doubtful accounts was $0.4 million and $0.3 million, respectively.
The Company estimates allowances to reflect commitments made to customers for customer-executed promotional activities and other incentive offerings, including special pricing agreements, price protection, promotions, and volume-based incentives, as well as damaged and aged customer inventory. These allowances are based on historical evaluations, both qualitative and quantitative, as well as the Company’s best estimate of current activity. The allowances for customer programs and other incentive offerings are recorded at the time the incentive is offered or at the time of revenue recognition for the underlying transaction that results in progress by the customer toward earning the incentive. The Company’s allowances for these commitments are recorded as a reduction to both accounts receivables and net sales. As of August 26, 2017 and August 27, 2016, accounts receivable included commitments of $7.8 million and $9.6 million, respectively.
Inventories
Inventories, which consist of nutrition bars, shakes, frozen meals and packaging material, are valued at the lower of cost or market, with cost determined using standard costs which approximate costs determined on the first-in, first-out method, and with market defined as the lower of replacement cost or realizable value. Inventories consist materially of finished goods.
Obsolete inventory is reserved at 50% for inventory four to six months from expiration, and 100% for items within three months of expiration. Reserves are also taken for certain products or packaging materials when it is determined their cost may not be recoverable. At August 26, 2017 and August 27, 2016, the provision for obsolete inventory was $1.0 million and $1.0 million, respectively.
As a result of the Business Combination, Simply Good Foods recorded a one-time inventory fair value step-up of $6.0 million, as determined in accordance with FASB Accounting Standards Codification (“ASC”) 820, Fair Value Measurements ("ASC 820"). Refer to Note 3. Business Combinations for additional information regarding the transaction. The one-time inventory fair value step-up impacts cost of goods sold of the successor period.
Property and Equipment
Property and equipment are stated at cost or the allocated fair value in purchase accounting, net of accumulated depreciation. The costs of additions and betterments that substantially extend the useful life of an asset are capitalized and the expenditures for ordinary repairs and maintenance are expensed in the period incurred. When items of property and equipment are sold or retired, the related costs and accumulated depreciation are removed from the accounts, and any gain or loss is included in other income.
The Company capitalizes costs of materials and consultants involved in developing its website and mobile applications for smart phones (collectively, “website development costs”). Costs incurred during the preliminary project and post-implementation stages are charged to expense. Website development costs are amortized on a straight-line basis over an estimated useful life of three years. Included in property and equipment are website development costs as follows:

	August 26, 2017	August 27, 2016
	(Successor)	(Predecessor)
Website development costs, gross	$899	$2,063
Accumulated amortization	(91)	(1,215)
Website development costs, net	$808	$848

Amortization of capitalized website development costs expensed were $0.1 million for the successor period from July 7, 2017 through August 26, 2017 and $0.5 million for the predecessor period from August 28, 2016 through July 6, 2017, and $0.6 million, $0.3 million, and $0.8 million during the fiscal years ended August 27, 2016, August 29, 2015, and December 27, 2014, respectively.

There were no disposals of fully amortized website development costs during the successor period from July 7, 2017 through August 26, 2017 or the predecessor period from August 28, 2016 through July 6, 2017, or for the fiscal periods ending August 27, 2016, and August 29, 2015. For the fiscal year ended December 27, 2014, the total disposals of fully amortized website development costs was $1.9 million.

Depreciation of property and equipment is provided utilizing the straight-line method over the estimated useful lives of the respective assets as follows:

Furniture and fixtures	7 years
Computer equipment, software, and website development costs	3-5 years
Machinery and equipment	7 years
Office equipment	3-5 years

Leasehold improvements are amortized over the shorter of the remaining term of the lease or the useful life of the improvement utilizing the straight-line method.
The Company determines whether there has been an impairment of long-lived assets, excluding goodwill and indefinite-lived intangible assets, whenever events or changes in business circumstances indicate that the carrying value of any long-lived assets may not be fully recoverable. There were no indicators of impairment in the successor period from July 7, 2017 through August 26, 2017 or the predecessor period from August 28, 2016 through July 6, 2017, or the fiscal years ending August 27, 2016, August 29, 2015, and December 27, 2014.
Goodwill and Intangible Assets
Goodwill and intangible assets result primarily from the Business Combination and acquisitions including the 2011 acquisition of the Company by Roark. Intangible assets primarily include brands and trademarks with indefinite lives and customer-related relationships with finite lives. Upon acquisition, the purchase price is first allocated to identifiable assets and liabilities, including customer-related intangible assets and trademarks, with any remaining purchase price recorded as goodwill.
Finite-lived intangible assets are amortized utilizing the straight-line method over their estimated useful lives. The Company reviews for impairment indicators of finite-lived intangibles and other long-lived assets as described in the "Property and Equipment" significant accounting policy.
For goodwill and other intangible assets that have indefinite lives, those assets are not amortized. Rather, impairment tests are conducted on an annual basis or more frequently if indicators of impairment are present. Goodwill is allocated to the reporting unit in which the business that created the goodwill resides. A reporting unit is an operating segment, or a business unit one level below that operating segment, for which discrete financial information is prepared and regularly reviewed by segment management. The Company has determined that it has one reporting unit for purposes of allocating goodwill.
A qualitative assessment of goodwill and indefinite-lived intangibles was performed in 2014, 2015, 2016 and 2017. Qualitative assessment includes consideration for the economic, industry and market conditions in addition to the overall financial performance of the Company and these assets. Based on the results of assessment, it was determined that it is more likely than not the reporting unit had a fair value in excess of carrying value. Accordingly, no further impairment testing was completed and no impairment charges related to goodwill or indefinite-lived intangibles were recognized during the fiscal periods ended August 26, 2017, August 27, 2016, August 29, 2015 or December 27, 2014.
Deferred Financing Costs and Debt Discounts
Costs incurred in obtaining long-term financing paid to parties other than creditors are considered a debt discount and are amortized over the terms of the long-term financing agreements using the effective-interest method. Amounts paid to creditors are recorded as a reduction in the proceeds received by the creditor and are considered a discount on the issuance of debt.
Research and Development Activities

The Company’s research and development activities primarily consist of generating and testing new product concepts, new flavors, and packaging and are primarily internal. The Company expenses research and development costs as incurred as they primarily relate to compensation, facility costs and purchased research and development services, materials and supplies. Research and development costs are included in general and administrative expenses in the Company’s Consolidated Statements of Operations and Comprehensive Income (Loss). The Company’s total research and development expenses were $0.4 million for the successor period from July 7, 2017 through August 26, 2017 and $1.9 million for the predecessor period from August 28, 2016 through July 6, 2017, and $2.1 million, $1.4 million, and $2.1 million for the 52-week period ended August 27, 2016, the 35-week period ended August 29, 2015, and the 52-week period ended December 27, 2014, respectively.

Income Taxes
Income taxes include federal, state, and foreign taxes currently payable and deferred taxes arising from temporary differences between income for financial reporting and income tax purposes. Deferred tax assets and liabilities are determined based on the differences between the financial statement balances and the tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the fiscal year that includes the enactment date. Valuation allowances are established when necessary to reduce deferred tax assets to amounts expected to be realized.
Foreign Currency Translation
For all foreign operations, the functional currency is the local currency. Assets and liabilities of these operations are translated into U.S. dollars using the exchange rate in effect at the end of each reporting period. Income statement accounts are translated at the average rate of exchange prevailing during each reporting period. Translation adjustments arising from the translation of these amounts are recorded as a component of Other Comprehensive Income (Loss).
Unrealized foreign currency gains and losses arising from the remeasurement of intercompany positions within the Company’s international subsidiaries are recorded as a component of other income (expense).
Revenue Recognition
The Company recognizes revenue from the sale of product when (i) persuasive evidence of an arrangement exists, (ii) the price is fixed or determinable, (iii) title and risk of loss pass to the customer at the time of delivery and (iv) there is reasonable assurance of collection of the sales proceeds. The Company records estimated reductions to revenue for customer programs, slotting fees and incentive offerings, including special pricing agreements, price protection, promotions and other volume-based incentives at the time the incentive is offered or at the time of revenue recognition for the underlying transaction that results in progress by the customer toward earning the incentive. Some of these incentives are recorded by estimating costs based on Atkins’ historical experience and expected levels of performance of the trade promotion.
Advertising Costs
Production costs related to television commercials are expensed when first aired. All other advertising costs are expensed when incurred through selling and marketing. Total advertising costs were $3.8 million for the successor period from July 7, 2017 through August 26, 2017 and $26.6 million for the predecessor period from August 28, 2016 through July 6, 2017; and $27.8 million, $23.0 million, and $27.7 million for the 52-week period ended August 27, 2016, the 35-week period ended August 29, 2015, and the 52-week period ended December 27, 2014, respectively.
Production costs related to television commercials not yet aired are included in prepaid expenses in the accompanying Consolidated Balance Sheets. Production costs included $1.2 million and nil related to television commercials not yet aired at August 26, 2017 and August 27, 2016, respectively.
Share-Based Compensation
Share-based compensation is rewarded to employees, directors, and consultants of the Company. Share-based compensation expense is recognized for equity awards over the vesting period based on their grant-date fair value. The fair value of option awards is estimated at the date of grant using the Black-Scholes valuation model. The exercise price of each stock option equals or exceeds the estimated fair value of the Company’s stock price on the date of grant. Options can generally be exercised over a maximum term of ten years. Compensation expense is recognized only for equity awards expected to vest, and the Company accounts for forfeitures as they are incurred. Share based compensation expense is included within the same financial statement caption where the recipient’s other compensation is reported.
Shipping and Handling Costs
Costs associated with products shipped to customers are recognized in distribution in the accompanying Consolidated Statements of Operations and Comprehensive Income (Loss). The Company’s cost of sales does not include shipping and handling amounts related to the delivery to the buyer. Costs of $2.8 million for the successor period from July 7, 2017 through August 26, 2017 and $15.0 million for the predecessor period from August 28, 2016 through July 6, 2017 were recorded and $18.5 million, $11.4 million, and $19.5 million associated with products shipped to customers in the 52-week period ended August 27, 2016, the 35-week period ended August 29, 2015, and the 52-week period ended December 27, 2014, respectively.
Recently Issued and Adopted Accounting Pronouncements
In May 2014, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update (“ASU”) No. 2014-09, Revenue from Contracts with Customers. The objective of ASU No. 2014-09 is to outline a new, single comprehensive model to use in accounting for revenue arising from contracts with customers. The new revenue recognition model provides a five-step analysis for determining when and how revenue is recognized, depicting the transfer of promised goods or services to customers in an amount that reflects the consideration that is expected to be received in exchange for those goods or services. On July 9, 2015, the FASB voted to delay the implementation of ASU No. 2014-09 by one year to fiscal years and interim periods within those years beginning after December 15, 2017. An entity may elect to early adopt as of the original effective date, fiscal years and interim periods within those years beginning after December 15, 2016. In April 2016, the FASB issued ASU No. 2016-10, Revenue from Contracts with Customers, Identifying Performance Obligations and Licensing which provides additional clarification regarding identifying performance obligations and licensing. In December 2016, the FASB issued ASU No. 2016-19, 2016-20, Technical Corrections and Improvements to Topic 606, Revenue from Contracts with Customers. These ASUs will replace most existing revenue recognition guidance in GAAP and, due to the Business Combination, will be effective for the Company beginning in fiscal 2019. The standard permits the use of either the retrospective or modified retrospective (cumulative effect) transition method and the Company has not yet selected which transition method to apply.
The Company is currently evaluating recently issued guidance on practical expedients as part of the transition decision. Upon initial evaluation, the Company believes the key changes in the standard that impact revenue recognition relate to the recognition of customer programs and incentive offerings, including special pricing agreements, price protection, promotion, and other volume-based incentives. The Company is still in the process of evaluating these impacts.
In August 2014, the FASB issued ASU No. 2014-15, Presentation of Financial Statements (Subtopic 205-40) - Going Concern: Disclosure of Uncertainties about an Entity's Ability to Continue as a Going Concern. ASU No. 2014-15 explicitly requires management to evaluate, at each annual or interim reporting period, whether there are conditions or events that exist which raise substantial doubt about an entity's ability to continue as a going concern and to provide related disclosures. ASU No. 2014-15 is effective for annual periods ending after December 15, 2016, and annual and interim periods thereafter, with early adoption permitted. The Company has evaluated the adoption of this new standard on its financial statement disclosures and does not anticipate there to be an impact.
In July 2015, the FASB issued ASU No. 2015-11, Inventory (Topic 330) - Simplifying the Measurement of Inventory. The amendments clarify that an entity should measure inventory within the scope of this update at the lower of cost and net realizable value. Net realizable value is the estimated selling price in the ordinary course of business, less reasonably predictable costs of completion, disposal, and transportation. Substantial and unusual losses that result from subsequent measurement of inventory should be disclosed in the financial statements. The Company has adopted the new accounting standard in the interim period ending February 25, 2017 and no adjustments were made to the inventory balance as a result of the adoption.
In January 2016, the FASB issued ASU No. 2016-01, Financial Instruments-Overall (Subtopic 825-10). This new standard enhances the reporting model for financial instruments regarding certain aspects of recognition, measurement, presentation, and disclosure. The provisions of this ASU are effective for annual reporting periods beginning after December 15, 2017, and interim reporting periods within those annual periods. This ASU is to be applied using a cumulative-effect adjustment to the balance sheet as of the beginning of the fiscal year of adoption. This ASU is effective for the Company’s August 2018 fiscal year end. The Company does not anticipate adoption of this new standard will be material to its consolidated financial statements.

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842). The standard requires lessees to recognize the assets and liabilities that arise from leases on the balance sheet. A lessee should recognize in the statement of financial position a liability to make lease payments (the lease liability) and a right-of-use asset representing its right to use the underlying asset for the lease term. The new guidance is effective for the Company beginning in fiscal 2019. The amendments should be applied at the beginning of the earliest period presented using a modified retrospective approach with earlier application permitted as of the beginning of an interim or annual reporting period. The Company is currently evaluating the effects adoption of this guidance will have on its consolidated financial statements.
In March 2016, the FASB issued ASU No. 2016-09, Improvements to Employee Share-Based Payment Accounting. The pronouncement simplifies the accounting for income tax consequences of share-based payment transactions. The new guidance requires that all of the tax related to share-based payments be recorded in earnings at settlement (or expiration). This guidance is effective for the Company beginning in fiscal 2017. Early adoption is permitted. The Simply Good Foods Company adopted this accounting pronouncement on a prospective basis within the successor period of the financial statements.

In August 2016, the FASB issued ASU No. 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments. The new guidance is intended to eliminate diversity in practice in how certain cash receipts and cash payments are presented and classified in the statement of cash flows. The new standard is effective for financial statements issued for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years. Early adoption is permitted for all entities, provided that all of the amendments are adopted in the same period. The guidance requires application using a retrospective transition method. This new standard is effective for the Company starting in fiscal year 2019. The Company does not anticipate adoption of this ASU will have a material impact on its Consolidated Statement of Cash Flows.

In January 2017, the FASB issued ASU No. 2017-04, Intangibles – Goodwill and other (Topic 350): Simplifying the Test for Goodwill Impairment. The amended standard simplifies how an entity tests goodwill by eliminating Step 2 of the goodwill impairment test. The amended standard also modifies the concept of impairment from the condition that exists when the carrying amount of goodwill exceeds its implied fair value to the condition that exists when the carrying amount of a reporting unit exceeds its fair value. The new guidance is effective for the Company beginning in fiscal 2020. Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017. The Company is currently evaluating the impact of the new guidance on its goodwill impairment testing.
In January 2017, the FASB issued ASU No. 2017-01, Business Combinations (Topic 805), to assist entities with evaluating whether transactions should be accounted for as acquisitions (or disposals) of assets or businesses. The provisions of this ASU provide a more robust framework to use in determining when a set of assets and activities is a business by clarifying the requirements related to inputs, processes, and outputs. These provisions are to be applied prospectively and are effective for annual reporting periods beginning after December 15, 2017, and interim reporting periods within those annual periods. This ASU is effective for the Company’s 2019 fiscal year end. The Company does not anticipate adoption of this new standard will be material to its consolidated financial statements.
In May 2017, the FASB issued ASU No. 2017-09, Compensation - Stock Compensation (Topic 718): Scope of Modification Accounting. The amended standard specifies the modification accounting applicable to any entity which changes the terms or conditions of a share-based payment award. The new guidance is effective for all entities after December 2017. Early adoption is permitted. The Company does not anticipate adoption of this new standard will be material to its consolidated financial statements.